Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
10. Earnings per share
Earnings per share
	2019	2018[a]	2017[a]
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent in respect of continuing operations	2,461	1,597	587
Loss attributable to ordinary equity holders of the parent in respect of discontinued operations	-	-	(2,335)
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	2,461	1,597	(1,748)

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing the profit attributable to ordinary equity holders for 2018 by £211m and 2017 by £174m. Further detail can be found in Note 1.

	2019	2018	2017
	million	million	million
Basic weighted average number of shares in issue	17,200	17,075	16,996
Number of potential ordinary shares	282	308	288
Diluted weighted average number of shares	17,482	17,383	17,284

	Basic earnings per share			Diluted earnings per share
	2019	2018	2017	2019	2018	2017
	p	p	p	p	p	p
Earnings/(loss) per ordinary share	14.3	9.4	(10.3)	14.1	9.2	(10.1)
Earnings per ordinary share in respect of continuing operations	14.3	9.4	3.5	14.1	9.2	3.4
Loss per ordinary share in respect of discontinued operation	-	-	(13.8)	-	-	(13.5)